Share-Based Compensation - Summary of Assumptions Used to Value the Share Options Granted to Employees (Detail)	Feb. 15, 2019 CNY (¥)	May 25, 2018 CNY (¥)	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	2.66%	2.93%
Volatility	38.70%	38.70%
Expected exercise multiple	2.30	2.80
Dividend yield
Expected life	10 years	10 years
Exercise price | $ / shares			$ 1.80	$ 1.80
Fair value of ordinary shares | ¥	¥ 26.80	¥ 37.82